Significant Accounting Judgements, Estimates and Assumptions (Details) kr in Thousands	12 Months Ended
Dec. 31, 2022 SEK (kr)
Intangible Assets and Impairment Testing
Goodwill	kr 45,784
Intangible assets	438,057
Impairment loss	kr 0
Minimum
Intangible Assets and Impairment Testing
Invoices payment term	30 days
Maximum
Intangible Assets and Impairment Testing
Invoices payment term	45 days